Restricted Cash and Cash Equivalents (Details) (USD $)					1 Months Ended					6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012 2012 Liquefaction Credit Facility [Member]	Apr. 30, 2013 2021 Senior Notes [Member]	Jun. 30, 2014 2021 Senior Notes [Member]	Dec. 31, 2013 2021 Senior Notes [Member]	Jun. 30, 2014 2022 Senior Notes [Member]	Dec. 31, 2013 2022 Senior Notes [Member]	Jun. 30, 2014 2023 Senior Notes [Member]	Dec. 31, 2013 2023 Senior Notes [Member]	Jun. 30, 2014 2024 Senior Notes [Member]	May 31, 2013 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Payment of Liabilities [Member]	Dec. 31, 2013 Payment of Liabilities [Member]	Dec. 31, 2012 Payment of Liabilities [Member]	Jun. 30, 2014 Construction Activities [Member]	Dec. 31, 2013 Construction Activities [Member]	Dec. 31, 2012 Construction Activities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 3,600,000,000									$ 5,900,000,000
Debt Instrument, Face Amount						2,000,000,000.0	2,000,000,000	1,000,000,000.0	1,000,000,000	1,500,000,000.0	1,000,000,000	2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage						5.625%	5.625%	6.25%	6.25%	5.625%	5.625%	5.75%
Debt Instrument, Increase					500,000,000					500,000,000.0
Current restricted cash and cash equivalents	312,420,000	192,144,000	75,133,000											312,400,000	192,144,000	75,100,000
Non-current restricted cash and cash equivalents	$ 1,752,309,000	$ 867,590,000	$ 196,319,000														$ 1,752,300,000	$ 867,590,000	$ 196,319,000